Label	Element	Value
Risk/Return:	rr_RiskReturnAbstract
Registrant Name	dei_EntityRegistrantName	DOMINI INVESTMENT TRUST
Prospectus Date	rr_ProspectusDate	Dec. 01, 2018
Domini Impact Bond Fund
Risk/Return:	rr_RiskReturnAbstract
Risk/Return [Heading]	rr_RiskReturnHeading	DOMINI IMPACT BOND FUND<sup>SM</sup>
Objective [Heading]	rr_ObjectiveHeading	Investment objective:
Objective, Primary [Text Block]	rr_ObjectivePrimaryTextBlock	The Fund seeks to provide its shareholders with a high level of current income and total return.
Expense [Heading]	rr_ExpenseHeading	Fees and expenses of the Fund:
Expense Narrative [Text Block]	rr_ExpenseNarrativeTextBlock	The table below describes the fees and expenses that you may pay if you buy and hold shares of the Fund. If you invest in Institutional or Class Y shares of the Fund through an investment professional or financial intermediary, that investment professional or financial intermediary may charge you a commission in an amount determined and separately disclosed to you by that investment professional or financial intermediary.
Shareholder Fees Caption [Text]	rr_ShareholderFeesCaption	Shareholder fees  (paid directly from your investment)
Operating Expenses Caption [Text]	rr_OperatingExpensesCaption	Annual Fund operating expenses  <br/>(expenses that you pay each year as a percentage of the value of your investment)
Fee Waiver or Reimbursement over Assets, Date of Termination	rr_FeeWaiverOrReimbursementOverAssetsDateOfTermination	November 30, 2019
Portfolio Turnover [Heading]	rr_PortfolioTurnoverHeading	Portfolio turnover:
Portfolio Turnover [Text Block]	rr_PortfolioTurnoverTextBlock	The Fund pays transaction costs, such as commissions, when it buys and sells securities (or “turns over” its portfolio). A higher portfolio turnover rate may indicate higher transaction costs and may result in higher taxes when Fund shares are held in a taxable account. These costs, which are not reflected in annual Fund operating expenses or in the example, affect the Fund’s performance but are already reflected in its total returns. During the most recent fiscal year, the Fund’s portfolio turnover rate was 326% of the average value of its portfolio.
Portfolio Turnover, Rate	rr_PortfolioTurnoverRate	326.00%
Expense Example [Heading]	rr_ExpenseExampleHeading	Example
Expense Example Narrative [Text Block]	rr_ExpenseExampleNarrativeTextBlock	This example is intended to help you compare the cost of investing in the Fund with the cost of investing in other mutual funds. The example assumes that you invest $10,000 in the Fund for the time periods indicated, that your investment has a 5% return each year, and that the Fund’s operating expenses (reflecting applicable contractual fee waivers and expense reimbursement arrangements) remain the same. Although your actual costs may be higher or lower, based on these assumptions your costs would be as follows:
Expense Example by, Year, Caption [Text]	rr_ExpenseExampleByYearCaption	Share classes <br/>(whether or not shares are redeemed)
Expense Example, No Redemption, By Year, Caption [Text]	rr_ExpenseExampleNoRedemptionByYearCaption	Share classes <br/>(whether or not shares are redeemed)
Strategy [Heading]	rr_StrategyHeading	Principal investment strategies:
Strategy Narrative [Text Block]	rr_StrategyNarrativeTextBlock	Under normal circumstances, the Fund invests at least 80% of its assets in investment-grade securities and maintains an effective duration within two years (plus or minus) of the portfolio duration of the securities comprising the Bloomberg Barclays U.S. Aggregate Bond Index as calculated by the subadviser. Under normal circumstances, at least 80% of the Fund’s net assets (plus the amount of borrowings, if any, for investment purposes) will be invested in bonds, including government and corporate bonds, mortgage-backed and asset-backed securities, non-U.S. dollar denominated bonds, and U.S. dollar denominated bonds issued by non-U.S. entities. The Fund’s investments in bonds also may include floating and variable rate loans, and municipal securities. A significant portion of the Fund’s assets may be invested in securities issued by government-sponsored entities such as Freddie Mac, Fannie Mae, and the Federal Home Loan Banks. A significant portion of the Fund’s assets may also be invested in “to be announced” securities, including mortgage dollar roll, when-issued, delayed delivery and forward commitment securities. A “to be announced” transaction is a method of trading mortgage-backed securities where the buyer and seller agree upon general trade parameters such as agency, settlement date, par amount, and price at the time the contract is entered into but the mortgage-backed securities are delivered in the future, generally 30 days later. The Fund generally has a high rate of portfolio turnover as a consequence of investing in “to be announced” securities. The Fund may invest up to 20% of its net assets in below investment grade debt securities (sometimes referred to as “junk bonds”) or, if unrated, of equivalent credit quality as determined by the subadviser. The Fund may invest in privately issued mortgage-backed and asset-backed securities. The Fund may invest in securities that are in default and illiquid securities. The Fund’s investments may change significantly from time to time based on current market conditions and investment eligibility determinations.

		While pursuing their financial objectives, impact investors seek to use their investments to create a more fair and sustainable world. Domini believes that by factoring social and environmental sustainability standards into their investment decisions, investors can encourage greater issuer accountability. Domini evaluates the Fund’s potential corporate debt instruments against its social and environmental standards based on the businesses in which an issuer engages, as well as on the quality of an issuer’s relations with key stakeholders, including communities, customers, ecosystems, employees, investors, and suppliers. For noncorporate issuers, including government-sponsored entities, Domini seeks to identify investments that generate positive social, environmental or community impact, especially on underserved communities. Domini’s interpretation and application of its social and environmental standards are subjective and may evolve over time. The Fund’s subadviser uses proprietary fundamental research to select investments to buy and sell from among those which Domini has notified the subadviser are eligible for investment, based upon an identification of structural, cyclical and opportunistic themes, as well as individual sector and security characteristics. The Fund also will sell securities that no longer meet Domini’s social and environmental standards.
Risk [Heading]	rr_RiskHeading	Principal risks:
Risk Narrative [Text Block]	rr_RiskNarrativeTextBlock	Risk is inherent in all investing. The value of your investment in the Fund, as well as the amount of return you receive on your investment, may fluctuate significantly in the short and long term. An investment in the Fund is not a bank deposit and is not insured or guaranteed by the Federal Deposit Insurance Corporation or any other government agency. You may lose all or part of your investment in the Fund or your investment may not perform as well as other similar investments. There is no guarantee that the Fund’s investment objective will be achieved. The following is a summary description of certain risks of investing in the Fund in alphabetical order.
  Credit Risk. Fixed-income securities are subject to credit risk. Credit risk is the possibility that an issuer will fail to make timely payments of interest or principal, or go bankrupt. The lower the ratings of such debt securities, the greater their risks. In addition, lower-rated securities have higher risk characteristics, and changes in economic conditions are likely to cause issuers of these securities to be unable to meet their obligations. Below investment grade securities (sometimes referred to as “junk bonds”) involve greater risk of default or downgrade and are more volatile than investment grade securities. Below investment grade securities may also be less liquid than higher-quality securities.
  Currency Risk. Fluctuations between the U.S. dollar and foreign currency exchange rates could negatively affect the value of the Fund’s investments. The Fund will benefit when foreign currencies strengthen against the dollar and will be hurt when foreign currencies weaken against the dollar. Currency exchange rates can be volatile and are affected by factors such as general economic conditions, the actions of U.S. and foreign governments or central banks, the imposition of currency controls or restrictions and speculation.
  Cybersecurity Risk. Cybersecurity failures or breaches by the Fund’s adviser, transfer agent, distributor, custodian, fund accounting agent and other service providers may disrupt Fund operations, interfere with the Fund’s ability to calculate its NAV, prevent Fund shareholders from purchasing, redeeming or exchanging shares or receiving distributions, cause loss of or unauthorized access to private shareholder information, and result in financial losses, regulatory fines, penalties, reputational damage, or additional compliance costs.
  Floating and Variable Rate Loans Risk. Floating rate loans and similar investments may be volatile, illiquid or less liquid than other investments and difficult to value. The value of loan collateral can decline, be difficult to liquidate, or insufficient to meet the issuer’s obligations. To the extent that sale proceeds of loans are not available, the Fund may sell securities that have shorter settlement periods or may access other sources of liquidity to meet redemption requests.
  Foreign Investing Risk. Investments in foreign regions may be more volatile and less liquid than U.S. investments due to adverse political, social, and economic developments, such as nationalization or expropriation of assets, confiscatory taxation, terrorism and political or financial instability; regulatory differences, such as accounting, auditing, and financial reporting standards and practices; natural disasters; and the degree of government oversight and supervision.
  Government-Sponsored Entities Risk. The Fund’s investments in securities issued by government-sponsored entities such as Fannie Mae, Freddie Mac, and the Federal Home Loan Bank are not guaranteed or insured by the U.S. government and may decline in value.
  Impact Investing Risk. The application of the adviser’s social and environmental standards and the timing of the subadviser’s implementation of such standards will affect the Fund’s exposure to certain issuers, industries, and sectors and may impact the relative financial performance of the Fund — positively or negatively — depending on whether such investments are in or out of favor.
  Information Risk. There is a risk that information used by the adviser to evaluate the social and environmental performance of issuers, industries, markets, and sectors, may not be readily available, complete, or accurate, which could negatively impact the adviser’s ability to apply its social and environmental standards which may negatively impact Fund performance. This may also lead the Fund to avoid investment in certain issuers, industries, markets, or sectors.
  Interest Rate Risk. The value of your investment will fluctuate with changes in interest rates. If interest rates rise, the price of a fixed-income security declines and will generally reduce the value of the Fund’s share price. A rise in rates tends to have a greater impact on securities with longer maturities or higher durations. However, calculations of maturity and duration may be based on estimates and may not reliably predict a security’s price sensitivity to changes in interest rates. Recent U.S. interest rates have been historically low but have begun to rise, so the Fund faces a heightened risk that interest rates may continue to rise. A general rise in interest rates could adversely affect the price and liquidity of fixed income securities and could also result in increased redemptions from the Fund.
  Liquidity Risk. The Fund may make investments that are illiquid or that become illiquid after purchase. The liquidity and value of investments can deteriorate rapidly, and they may become difficult to purchase or sell, or may be illiquid, particularly during times of market turmoil. Illiquid securities also may be difficult to value. Markets may become illiquid when, for instance, there are few, if any, interested buyers or sellers or when dealers are unwilling or unable to make markets for certain securities. Due to limitations on investments in illiquid securities, the Fund may be unable to achieve its desired level of exposure to certain sectors. If the Fund is forced to sell an illiquid investment to meet redemption requests or other cash needs, the Fund may be forced to sell such securities at a loss.
  Market Risk. The market prices of Fund securities may go up or down, sometimes rapidly or unpredictably, due to general market conditions, such as real or perceived adverse economic, political, or regulatory conditions, inflation, changes in interest or currency rates, lack of liquidity in the bond markets or adverse investor sentiment. If the market prices of the securities owned by the Fund fall, the value of your investment will decline. In the past decade, financial markets throughout the world have experienced increased volatility, depressed valuations, decreased liquidity and heightened uncertainty. Governmental and non-governmental issuers have defaulted on, or been forced to restructure, their debts. These conditions may continue, recur, worsen or spread. Events that have contributed to these market conditions include, but are not limited to, major cybersecurity events; geopolitical events (including wars and terror attacks); measures to address budget deficits; downgrading of sovereign debt; changes in oil and commodity prices; dramatic changes in currency exchange rates; and public sentiment. U.S. and non-U.S. governments and central banks have provided significant support to financial markets, including by keeping interest rates at historically low levels. The U.S. Federal Reserve is reducing its market support activities and has begun raising interest rates. Certain foreign governments and central banks have implemented or may implement so-called negative interest rates (e.g., charging depositors who keep their cash at a bank) to spur economic growth. Further Federal Reserve or other U.S. or non-U.S. governmental or central bank actions, including interest rate increases or contrary actions by different governments, could negatively affect financial markets generally, increase market volatility and reduce the value and liquidity of securities in which the Fund invests.
  Market Sector Risk. The Fund may hold a large percentage of securities in a single market sector (e.g., financials). To the extent a Fund holds a large percentage of securities in a single sector, its performance will be tied closely to and affected by the performance of that sector, and the Fund will be subject to a greater degree to any market price movements, regulatory or technological change, economic conditions or other developments affecting such market sectors than a fund without the same focus.
  Financial Sector Risk. Issuers in the financial sector, such as banks, insurance companies and broker-dealers, may be sensitive to changes in interest rates and general economic activity and are generally subject to extensive government regulation.
  Mortgage Dollar Roll Transactions Risk. The benefits to the Fund from mortgage dollar roll transactions depend upon the subadviser’s ability to forecast mortgage prepayment patterns on different mortgage pools. The Fund may lose money if, during the period between the time it agrees to the forward purchase of the mortgage securities and the settlement date, these securities decline in value due to market conditions or prepayments on the underlying mortgages.
  Mortgage-related and asset-backed securities risk. The value of mortgage-related and asset-backed securities will be influenced by factors affecting the housing market and the assets underlying such securities. As a result, during periods of declining asset value, difficult or frozen credit markets, swings in interest rates, or deteriorating economic conditions, mortgage-related and asset-backed securities may decline in value, face valuation difficulties, become more volatile and/or become illiquid. Mortgage-backed securities tend to be more sensitive to changes in interest rate than other types of debt securities. These securities are also subject to prepayment and extension risks. Prepayment risk is generally lower with respect to delegated underwriting and servicing (“DUS”) bonds issued with prepayment penalties that help protect an investor in case of voluntary repayment by the underlying borrower. Some of these securities may receive little or no collateral protection from the underlying assets and are thus subject to the risk of default. The risk of such defaults is generally higher in the case of mortgage-backed investments that include so-called “sub-prime” mortgages. The structure of some of these securities may be complex and there may be less available information than for other types of debt securities. Upon the occurrence of certain triggering events or defaults, the fund may become the holder of underlying assets at a time when those assets may be difficult to sell or may be sold only at a loss.
  Risks relating to investments in Municipal Securities. Municipal issuers may be adversely affected by rising health care costs, increasing unfunded pension liabilities, and by the phasing out of federal programs providing financial support. Unfavorable conditions and developments relating to projects financed with municipal securities can result in lower revenues to issuers of municipal securities, potentially resulting in defaults. The value of municipal securities can also be adversely affected by changes in the financial condition of one or more individual municipal issuers or insurers of municipal issuers, regulatory and political developments, tax law changes or other legislative actions, and by uncertainties and public perceptions concerning these and other factors. In recent periods an increasing number of municipal issuers have defaulted on obligations, been downgraded or commenced insolvency proceedings. Financial difficulties of municipal issuers may continue or worsen.
  Portfolio Turnover Risk. If the Fund does a lot of trading it may incur additional operating expenses which would reduce performance, and could cause shareowners to incur a higher level of taxable income or capital gains. In addition, investment in mortgage dollar rolls and participation in to-be-announced (“TBA”) transactions may significantly increase the Fund’s portfolio turnover rate.
  Prepayment and Extension Risk. Many issuers have a right to prepay their securities. Issuers may be more likely to prepay their securities if interest rates fall. If this happens, the Fund will not benefit from the rise in market price that normally accompanies a decline in interest rates, and will be forced to reinvest prepayment proceeds at a time when yields on securities available in the market are lower than the yield on prepaid securities. The Fund also may lose any premium it paid on the security. When interest rates rise, repayments of fixed-income securities, particularly asset-backed securities, may occur more slowly than anticipated, extending the effective duration of these fixed income securities at below market interest rates and causing their market prices to decline more than they would have declined due to the rise in interest rates alone.
  Redemption Risk. The Fund may experience heavy redemptions that could cause it to liquidate its assets at inopportune times or at a loss or depressed value, which could cause the value of your investment to decline.
  Style Risk. The value of your investment may decrease if the subadviser’s investment strategy does not respond well to current market conditions or its judgment regarding the quality, value, or market trends affecting a particular security, industry, sector or region is incorrect.
  To Be Announced (TBA) Securities Risk. TBA securities involve the risk that the security the Fund buys will lose value prior to its delivery. There also is the risk that the security will not be issued or that the other party to the transaction will not meet its obligation. If this occurs, the Fund could lose both the investment opportunity for the assets it set aside to pay for the security and any gain in the security’s price.
  Valuation Risk. The sales price the Fund could receive for any particular portfolio investment may differ from the Fund’s valuation of the investment, particularly for securities that trade in thin or volatile markets or that are valued using a fair value methodology. Investors who purchase or redeem Fund shares on days when the Fund is holding fair-valued securities may receive fewer or more shares or lower or higher redemption proceeds than they would have received if the Fund had not fair-valued the securities or had used a different valuation methodology. The Fund’s ability to value its investments may be impacted by technological issues and/or errors by pricing services or other third party service providers.
		These and other risks are discussed in more detail later in this prospectus or in the SAI. Please note that there are many other factors that could adversely affect your investment and that could prevent the Fund from achieving its goals.
Risk Lose Money [Text]	rr_RiskLoseMoney	You may lose all or part of your investment in the Fund or your investment may not perform as well as other similar investments.
Risk Not Insured Depository Institution [Text]	rr_RiskNotInsuredDepositoryInstitution	An investment in the Fund is not a bank deposit and is not insured or guaranteed by the Federal Deposit Insurance Corporation or any other government agency.
Bar Chart and Performance Table [Heading]	rr_BarChartAndPerformanceTableHeading	Investment results:
Performance Narrative [Text Block]	rr_PerformanceNarrativeTextBlock	The bar chart and table below provide some indication of the risks of investing in the Fund by showing changes in the Fund’s performance from year to year and by showing how the Fund’s average annual total returns for 1, 5, and 10 years compare with those of a broad measure of market performance, the Bloomberg Barclays U.S. Aggregate Bond Index, an index representing securities that are U.S. domestic, taxable, and dollar denominated and covering the U.S investment grade fixed rate bond market, with index components for government and corporate securities and asset-backed securities. Wellington Management commenced submanagement services for the Fund on January 7, 2015. A different subadviser served as the Fund’s subadviser for periods prior to January 6, 2015. The returns for each class of the Fund will differ from Investor shares because of the different expenses applicable to those share classes. The returns presented in the table for periods prior to the inception of the Institutional and Class Y shares are those of the Investor shares. Institutional shares commenced operations on November 30, 2011. The Class Y shares were not offered prior to June 15, 2018 and have not commenced operations as of the date of this prospectus. These returns have not been adjusted to take into account the expenses applicable to Institutional and Class Y shares. Updated information on the Fund’s investment results can be obtained by visiting www.domini.com/performance and by calling 1-800-582-6757.

		The Fund’s past results (before and after taxes) are not necessarily an indication of how the Fund will perform in the future.
Performance Information Illustrates Variability of Returns [Text]	rr_PerformanceInformationIllustratesVariabilityOfReturns	The bar chart and table below provide some indication of the risks of investing in the Fund by showing changes in the Fund’s performance from year to year and by showing how the Fund’s average annual total returns for 1, 5, and 10 years compare with those of a broad measure of market performance, the Bloomberg Barclays U.S. Aggregate Bond Index, an index representing securities that are U.S. domestic, taxable, and dollar denominated and covering the U.S investment grade fixed rate bond market, with index components for government and corporate securities and asset-backed securities.
Performance One Year or Less [Text]	rr_PerformanceOneYearOrLess	The Class Y shares were not offered prior to June 15, 2018 and have not commenced operations as of the date of this prospectus.
Performance Availability Phone [Text]	rr_PerformanceAvailabilityPhone	1-800-582-6757
Performance Availability Website Address [Text]	rr_PerformanceAvailabilityWebSiteAddress	www.domini.com/performance
Performance Past Does Not Indicate Future [Text]	rr_PerformancePastDoesNotIndicateFuture	The Fund’s past results (before and after taxes) are not necessarily an indication of how the Fund will perform in the future.
Bar Chart [Heading]	rr_BarChartHeading	Average Annual Total Return (%)<br/><br/>Calendar years ended December 31
Bar Chart Closing [Text Block]	rr_BarChartClosingTextBlock	Highest/lowest quarterly results during this time period were: 4.49% (quarter ended 12/31/08) and –3.21% (quarter ended 12/31/16). The Fund’s year-to-date results as of the most recent calendar quarter ended 09/30/2018 were -1.70%.
Performance Table Heading	rr_PerformanceTableHeading	Average annual total returns for periods ended December 31, 2017
Performance Table Uses Highest Federal Rate	rr_PerformanceTableUsesHighestFederalRate	After-tax returns are calculated using the highest individual marginal federal income tax rates in effect during each year of the periods shown and do not reflect the impact of state and local taxes.
Performance Table Not Relevant to Tax Deferred	rr_PerformanceTableNotRelevantToTaxDeferred	Your actual after-tax returns depend on your individual tax situation and likely will differ from the results shown above. In addition, after-tax returns are not relevant to investors who hold their Fund shares through tax-deferred arrangements, such as a 401(k) plan or individual retirement account (IRA).
Performance Table One Class of after Tax Shown [Text]	rr_PerformanceTableOneClassOfAfterTaxShown	After-tax returns are shown only for Investor shares; after-tax returns for other share classes will vary.
Performance Table Narrative	rr_PerformanceTableNarrativeTextBlock	After-tax returns are shown only for Investor shares; after-tax returns for other share classes will vary. After-tax returns are calculated using the highest individual marginal federal income tax rates in effect during each year of the periods shown and do not reflect the impact of state and local taxes. Your actual after-tax returns depend on your individual tax situation and likely will differ from the results shown above. In addition, after-tax returns are not relevant to investors who hold their Fund shares through tax-deferred arrangements, such as a 401(k) plan or individual retirement account (IRA).
Domini Impact Bond Fund | Investor
Risk/Return:	rr_RiskReturnAbstract
Redemption fee on shares held less than 30 days (as a percentage of amount redeemed, if applicable)	rr_RedemptionFeeOverRedemption	2.00%
Paper document delivery fee (choose e-delivery to avoid this fee)	rr_MaximumAccountFee	$ 15	[1],[2]
Outgoing bank wire transfer fee (deducted directly from sale proceeds)	rr_ShareholderFeeOther	$ 10	[3]
Management fees	rr_ManagementFeesOverAssets	0.32%
Distribution (12b-1) fees	rr_DistributionAndService12b1FeesOverAssets	0.25%
Administrative services fee	rr_Component1OtherExpensesOverAssets	0.25%
Other miscellaneous expenses	rr_Component2OtherExpensesOverAssets	0.32%
Total other expenses	rr_OtherExpensesOverAssets	0.57%
Total annual Fund operating expenses	rr_ExpensesOverAssets	1.14%
Fee waivers and expense reimbursements	rr_FeeWaiverOrReimbursementOverAssets	(0.27%)	[4]
Total annual Fund operating expenses after fee waiver and expense reimbursements	rr_NetExpensesOverAssets	0.87%
1 Year	rr_ExpenseExampleYear01	$ 89
3 Years	rr_ExpenseExampleYear03	335
5 Years	rr_ExpenseExampleYear05	602
10 Years	rr_ExpenseExampleYear10	1,362
1 Year	rr_ExpenseExampleNoRedemptionYear01	89
3 Years	rr_ExpenseExampleNoRedemptionYear03	335
5 Years	rr_ExpenseExampleNoRedemptionYear05	602
10 Years	rr_ExpenseExampleNoRedemptionYear10	$ 1,362
2008	rr_AnnualReturn2008	5.69%
2009	rr_AnnualReturn2009	5.77%
2010	rr_AnnualReturn2010	4.74%
2011	rr_AnnualReturn2011	5.85%
2012	rr_AnnualReturn2012	2.50%
2013	rr_AnnualReturn2013	(1.97%)
2014	rr_AnnualReturn2014	3.74%
2015	rr_AnnualReturn2015	(0.46%)
2016	rr_AnnualReturn2016	3.44%
2017	rr_AnnualReturn2017	3.85%
Year to Date Return, Label	rr_YearToDateReturnLabel	year-to-date
Bar Chart, Year to Date Return, Date	rr_BarChartYearToDateReturnDate	Sep. 30, 2018
Bar Chart, Year to Date Return	rr_BarChartYearToDateReturn	(1.70%)
Highest Quarterly Return, Label	rr_HighestQuarterlyReturnLabel	Highest
Highest Quarterly Return, Date	rr_BarChartHighestQuarterlyReturnDate	Dec. 31, 2008
Highest Quarterly Return	rr_BarChartHighestQuarterlyReturn	4.49%
Lowest Quarterly Return, Label	rr_LowestQuarterlyReturnLabel	lowest
Lowest Quarterly Return, Date	rr_BarChartLowestQuarterlyReturnDate	Dec. 31, 2016
Lowest Quarterly Return	rr_BarChartLowestQuarterlyReturn	(3.21%)
1 Year	rr_AverageAnnualReturnYear01	3.85%
5 Years	rr_AverageAnnualReturnYear05	1.69%
10 Years	rr_AverageAnnualReturnYear10	3.28%
Domini Impact Bond Fund | Institutional
Risk/Return:	rr_RiskReturnAbstract
Redemption fee on shares held less than 30 days (as a percentage of amount redeemed, if applicable)	rr_RedemptionFeeOverRedemption	2.00%
Paper document delivery fee (choose e-delivery to avoid this fee)	rr_MaximumAccountFee	$ 15	[1],[2]
Outgoing bank wire transfer fee (deducted directly from sale proceeds)	rr_ShareholderFeeOther	$ 10	[3]
Management fees	rr_ManagementFeesOverAssets	0.32%
Distribution (12b-1) fees	rr_DistributionAndService12b1FeesOverAssets	none
Administrative services fee	rr_Component1OtherExpensesOverAssets	0.25%
Other miscellaneous expenses	rr_Component2OtherExpensesOverAssets	0.46%
Total other expenses	rr_OtherExpensesOverAssets	0.71%
Total annual Fund operating expenses	rr_ExpensesOverAssets	1.03%
Fee waivers and expense reimbursements	rr_FeeWaiverOrReimbursementOverAssets	(0.46%)	[4]
Total annual Fund operating expenses after fee waiver and expense reimbursements	rr_NetExpensesOverAssets	0.57%
1 Year	rr_ExpenseExampleYear01	$ 58
3 Years	rr_ExpenseExampleYear03	282
5 Years	rr_ExpenseExampleYear05	524
10 Years	rr_ExpenseExampleYear10	1,218
1 Year	rr_ExpenseExampleNoRedemptionYear01	58
3 Years	rr_ExpenseExampleNoRedemptionYear03	282
5 Years	rr_ExpenseExampleNoRedemptionYear05	524
10 Years	rr_ExpenseExampleNoRedemptionYear10	$ 1,218
1 Year	rr_AverageAnnualReturnYear01	4.16%
5 Years	rr_AverageAnnualReturnYear05	1.92%
10 Years	rr_AverageAnnualReturnYear10	3.28%
Domini Impact Bond Fund | Class Y
Risk/Return:	rr_RiskReturnAbstract
Redemption fee on shares held less than 30 days (as a percentage of amount redeemed, if applicable)	rr_RedemptionFeeOverRedemption	2.00%
Paper document delivery fee (choose e-delivery to avoid this fee)	rr_MaximumAccountFee	$ 15	[1],[2]
Outgoing bank wire transfer fee (deducted directly from sale proceeds)	rr_ShareholderFeeOther	$ 10	[3]
Management fees	rr_ManagementFeesOverAssets	0.32%
Distribution (12b-1) fees	rr_DistributionAndService12b1FeesOverAssets	none
Administrative services fee	rr_Component1OtherExpensesOverAssets	0.25%
Other miscellaneous expenses	rr_Component2OtherExpensesOverAssets	0.28%
Total other expenses	rr_OtherExpensesOverAssets	0.53%
Total annual Fund operating expenses	rr_ExpensesOverAssets	0.85%
Fee waivers and expense reimbursements	rr_FeeWaiverOrReimbursementOverAssets	(0.20%)	[4]
Total annual Fund operating expenses after fee waiver and expense reimbursements	rr_NetExpensesOverAssets	0.65%
1 Year	rr_ExpenseExampleYear01	$ 66
3 Years	rr_ExpenseExampleYear03	251
5 Years	rr_ExpenseExampleYear05	452
10 Years	rr_ExpenseExampleYear10	1,030
1 Year	rr_ExpenseExampleNoRedemptionYear01	66
3 Years	rr_ExpenseExampleNoRedemptionYear03	251
5 Years	rr_ExpenseExampleNoRedemptionYear05	452
10 Years	rr_ExpenseExampleNoRedemptionYear10	$ 1,030
1 Year	rr_AverageAnnualReturnYear01	3.85%
5 Years	rr_AverageAnnualReturnYear05	1.69%
10 Years	rr_AverageAnnualReturnYear10	3.28%
Domini Impact Bond Fund | Return after taxes on distributions | Investor
Risk/Return:	rr_RiskReturnAbstract
1 Year	rr_AverageAnnualReturnYear01	2.86%
5 Years	rr_AverageAnnualReturnYear05	0.82%
10 Years	rr_AverageAnnualReturnYear10	2.24%
Domini Impact Bond Fund | Return after taxes on distributions and sale of shares | Investor
Risk/Return:	rr_RiskReturnAbstract
1 Year	rr_AverageAnnualReturnYear01	2.18%
5 Years	rr_AverageAnnualReturnYear05	0.91%
10 Years	rr_AverageAnnualReturnYear10	2.18%
Domini Impact Bond Fund | Bloomberg Barclays U.S. Aggregate Bond Index (reflects no deduction for fees, expense, or taxes)
Risk/Return:	rr_RiskReturnAbstract
1 Year	rr_AverageAnnualReturnYear01	3.54%
5 Years	rr_AverageAnnualReturnYear05	2.10%
10 Years	rr_AverageAnnualReturnYear10	4.01%

[1]	/year
[2]	Paper document delivery fee applies to direct Fund accounts with balances below $10,000 and may be avoided by choosing e-delivery of Fund statements, prospectuses, and reports.
[3]	/transfer
[4]	The Fund's adviser has contractually agreed to waive certain fees and/or reimburse certain ordinary operating expenses in order to limit Investor, Institutional share, and Class Y expenses to 0.87%, 0.57%, and 0.65%, respectively. The Investor, Institutional and Class Y share agreements expire on November 30, 2019, absent an earlier modification by the Fund's Board.